Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 15, 2018	Nov. 14, 2018	Nov. 27, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jan. 29, 2018	Aug. 31, 2014
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid							$ 54,142		$ 57,037
Payment of Financing and Stock Issuance Costs							682
Proceeds from Issuance of Common Limited Partners Units					$ 1,617	$ 0	4,499	$ 0
Compensation Paid to Agent							$ 700
Common Stock [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sale of Units					81,731		253,106
Proceeds from Issuance of Preferred Limited Partners Units					$ 1,500		$ 4,600
Proceeds from Issuance of Common Limited Partners Units							$ 4,600
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sale of Units							1,529,070
Proceeds from Issuance of Preferred Limited Partners Units							$ 38,700
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 85,000	$ 85,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of Financing and Stock Issuance Costs				$ 100
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid		$ 3,400
Share Price				$ 25.52
Partners' Capital Account, Units, Sale of Units				172,844
Proceeds from Issuance of Preferred Limited Partners Units				$ 4,300
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid			$ 15,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Lesser [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 65,000
Subsequent Event [Member] | Senior Secured Term Loan And Revolving Credit Facilities [Member] | Lesser [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Line of Credit Facility, Description	The term loan will be repayable in quarterly installments with a balloon payment at final maturity of seven years for the commercial tranches. The outstanding balance on the revolving credit facility will be payable in full at the final maturity date in seven years. The export credit tranches will be fully repaid on October 30, 2026 and March 30, 2028 for the Gallant facility and the Grace facility, respectively, assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance upon maturity of the commercial tranches. The commercial tranches and revolving credit facility will bear interest at a rate of LIBOR plus a margin of 2.30%. The export credit tranche will bear interest at a fixed interest rate of 2.38% and have a guarantee commission of 1.6%. The Partnership expects to swap the floating element of the interest rate for the commercial tranches. The revolving credit facility under the new facility will be drawn to repay the outstanding balance under the revolving credit facility provided to the Partnership by Höegh LNG. The remaining balance on the revolving credit facility will be available to be drawn for general partnership purposes. The commitment fee on the undrawn portion of the revolving credit facility will be approximately 1.6%. The new facility is expected to be drawn in January 2019.
Subsequent Event [Member] | Hegh Gallant [Member]
Subsequent Event [Line Items]
Percentage of Line of Credit Facility Fair Market Value	65.00%
Subsequent Event [Member] | Hegh Grace [Member]
Subsequent Event [Line Items]
Percentage of Line of Credit Facility Fair Market Value	75.00%
Subsequent Event [Member] | Senior Secured Term Loan [Member] | Lesser [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 320,000